CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities:
Net Loss	$ (1,625,124)	$ (76,876)
Adjustments To Reconcile Net Loss To Net Cash Used In Operating Activities:
Depreciation And Amortization	741	741
Unrealized (gain)/loss From Investment In Fvndit	1,651	8,503
Impairment Of Digital Assets	3,893	0
Stock-based Compensation	1,142,305	0
Changes In Assets And Liabilities:
Accounts Receivable	(3,191)	1,011
Due From Fvndit	(644)	(7,389)
Accounts Payable	3,425	163
Accrued Expenses	0	(2,078)
Deferred Revenues	(613)	613
Net Cash Used In Operating Activities	(477,557)	(75,312)
Cash Flows From Investing Activities:
Purchase Of Digital Assets	(10,000)	0
Proceeds From Loan Repayment By Fvndit	0	200,000
Net Cash Provided By (used In) Investing Activities	(10,000)	200,000
Cash Flows From Financing Activities:
Loan From Shareholder	125,000	0
Issuance Of Common Stock For Cash	415,000	0
Net Cash Provided By Financing Activities	540,000	0
Net Increase In Cash	52,443	124,688
Cash, Beginning Of The Year	243,494	118,806
Cash, End Of The Year	295,937	243,494
Supplemental Disclosure Of Cash Flow Information:
Cash Paid For Interest	0	25
Income Taxes	1,650	1,665
Supplemental Disclosure Of Non-cash Flow Investing And Financing Activities:
Accrued Stock-based Compensation	$ 427,293	$ 0